Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
Summary of Significant Accounting Policies
Gross proceeds	$ 125,000,000	$ 125,000,000
Less: Proceeds allocated to Public Warrants at issuance	(16,548,464)	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Less: Redeemable shares issuance costs		(6,647,710)
Accretion of carrying value to redemption value	23,196,174	23,196,174
Redeemable ordinary shares subject to possible redemption	$ 125,000,000	$ 125,000,000	$ 125,000,000